SCHEDULE OF EXCHANGE RATES APPLIED FOR FOREIGN CURRENCY (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
RMB exchange rate at balance sheets dates,	6.3757	6.5249
Average exchange rate for each year	6.4515	6.9010	6.8944